RESEARCH AND LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2015
RESEARCH AND LICENSE AGREEMENTS
RESEARCH AND LICENSE AGREEMENTS

Note 6—RESEARCH AND LICENSE AGREEMENTS

In August 2005, Lpath entered into a collaboration agreement (the “AERES Agreement”) with AERES Biomedical Limited (“AERES”) to “humanize” the company’s Sphingomab monoclonal antibody. Humanization under this agreement with AERES involves utilizing proprietary processes owned by AERES for the purpose of modifying Sphingomab antibodies originally contained in mice for potential human acceptance in a clinical trial. The humanized version of Sphingomab that was produced from the collaboration with AERES is called Sonepcizumab. In 2014, AERES’ rights and obligations pursuant to the AERES Agreement with Lpath were transferred to Medical Research Council Technology (“MRCT”) by means of a Deed of Novation, which obligates MRCT to perform and be bound by the terms of the AERES Agreement. No amounts were paid to AERES or MRCT during 2015 and 2014. Lpath could owe MRCT certain additional contingent amounts when drug candidates based on Sonepcizumab pass through the levels of the FDA drug review and approval process. MRCT will be entitled to a royalty, not to exceed 4%, on any revenues generated by the ultimate commercialization of any drug candidate based on Sonepcizumab.